Segmented information (Detail Textuals 1) - Customer	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of operating segments [line items]
Percentage of total revenue	100.00%	100.00%	100.00%
Number of customers	13	8	9
Number of remaining customers accounted for less than 1% revenue	10	5	5
Customer A
Disclosure of operating segments [line items]
Percentage of total revenue	38.00%	33.00%	33.00%
Customer B
Disclosure of operating segments [line items]
Percentage of total revenue	28.00%	28.00%	30.00%
Customer C
Disclosure of operating segments [line items]
Percentage of total revenue	28.00%	33.00%	30.00%
Customer D
Disclosure of operating segments [line items]
Percentage of total revenue	6.00%	6.00%	6.00%